Financial Instruments - Narrative (Details) ¥ in Millions	12 Months Ended
	Mar. 31, 2025 JPY (¥)	Mar. 31, 2024 JPY (¥)	Oct. 06, 2024 JPY (¥)	Oct. 03, 2024 JPY (¥)	Jun. 25, 2024 JPY (¥)
Disclosure of detailed information about financial instruments [line items]
Cumulative gain on equity investments reclassified from other comprehensive income to retained earnings upon disposal	¥ (1,339)	¥ (1,224)
Fair value of equity investments on dates of disposal	25,019	6,458
2019 Hybrid bonds (subordinated bonds)
Disclosure of detailed information about financial instruments [line items]
Principal amount in contractual currency (millions)	500,000		¥ 500,000
2024 Hybrid bonds (subordinated bonds)
Disclosure of detailed information about financial instruments [line items]
Principal amount in contractual currency (millions)	460,000				¥ 460,000
2024 Syndicated Hybrid Loans (Subordinated Loans)
Disclosure of detailed information about financial instruments [line items]
Principal amount in contractual currency (millions)				¥ 40,000
Principal amount in contractual currency (millions)	40,000
Foreign currency denominated loans
Disclosure of detailed information about financial instruments [line items]
Fair value	74,517	227,309
Foreign currency denominated bonds
Disclosure of detailed information about financial instruments [line items]
Fair value	¥ 2,892,158	¥ 2,679,660
Minimum
Disclosure of detailed information about financial instruments [line items]
Measurement input, EBITDA rate	4.7
Maximum
Disclosure of detailed information about financial instruments [line items]
Measurement input, EBITDA rate	10.5